Accounts Receivable	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accounts Receivable	Accounts Receivable

Accounting Policy

Accounts receivable are recognized initially at fair value and subsequently measured at amortized cost, less any provisions for impairment. Financial assets measured at amortized cost are assessed for impairment at the end of each reporting period. Impairment provisions are estimated using the expected credit loss impairment model where any expected future credit losses are provided for, irrespective of whether a loss event has occurred at the reporting date.

Estimates of expected credit losses take into account the Company’s collection history, deterioration of collection rates during the average credit period, as well as observable changes in and forecasts of future economic conditions that affect default risk. Where applicable, the carrying amount of a trade receivable is reduced for any expected credit losses. Changes in the allowance for expected credit losses are recognized in the consolidated statements of loss and comprehensive loss. Accounts receivables are written off when they are deemed uncollectible.

	Notes	March 31, 2024	March 31, 2023
		$	$
Trade receivables, net (1)	29(a)	40,542	35,016
Sales taxes receivable		1,511	1,214
Lease receivable	29(a)	2,460	2,094
Government grant receivable	5	—	1,913
Other receivables, net (1) (2)		898	1,108
		45,411	41,345
(1)    Refer to (Note 29(a)) for credit risk loss provisions.
(2) Includes interest receivable from the convertible debenture investments (Note 7).